S000031384 [Member] Expense Example, No Redemption - Columbia Variable Portfolio - Seligman Global Technology Fund	Dec. 31, 2025 USD ($)
Columbia Variable Portfolio - Seligman Global Technology Fund Class 1
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 95
Expense Example, No Redemption, 3 Years	337
Expense Example, No Redemption, 5 Years	599
Expense Example, No Redemption, 10 Years	1,346
Columbia Variable Portfolio - Seligman Global Technology Fund Class 2
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	120
Expense Example, No Redemption, 3 Years	415
Expense Example, No Redemption, 5 Years	732
Expense Example, No Redemption, 10 Years	$ 1,630